Long-term financial investments - Schedule of Equity- Accounted Investments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Investment Other Entities [Roll Forward]
Investments, beginning balance	$ 13,901
Investments, ending balance	8,238	$ 13,901
Long -Term Investment
Investment Other Entities [Roll Forward]
Investments, beginning balance	40,345	42,331
Contributions (Proceeds)		10,911
Change in Fair Value		(12,897)
Investments, ending balance		40,345
Long -Term Financial Investments
Investment Other Entities [Roll Forward]
Investments, beginning balance	40,345
Contributions (Proceeds)	11,958
Change in Fair Value	(14,788)
Investments, ending balance	37,515	40,345
Forsee Power | Long -Term Investment
Investment Other Entities [Roll Forward]
Investments, beginning balance	14,969	18,470
Contributions (Proceeds)	0	0
Change in Fair Value	(12,699)	(3,501)
Investments, ending balance	2,270	14,969
Wisdom Motor | Long -Term Investment
Investment Other Entities [Roll Forward]
Investments, beginning balance	4,100
Contributions (Proceeds)	0
Change in Fair Value	(2,200)
Investments, ending balance	1,900	4,100
Wisdom Motor | Long -Term Financial Investments
Investment Other Entities [Roll Forward]
Investments, beginning balance	4,100	10,000
Contributions (Proceeds)		(1,000)
Change in Fair Value		(4,900)
Investments, ending balance		4,100
Quantron AG | Long -Term Investment
Investment Other Entities [Roll Forward]
Investments, beginning balance	4,400
Contributions (Proceeds)	1
Change in Fair Value	(4,401)
Investments, ending balance	0	4,400
Quantron AG | Long -Term Financial Investments
Investment Other Entities [Roll Forward]
Investments, beginning balance	4,400	5,333
Contributions (Proceeds)		3,304
Change in Fair Value		(4,237)
Investments, ending balance		4,400
HyCap Fund | Long -Term Investment
Investment Other Entities [Roll Forward]
Investments, beginning balance	12,801	7,963
Contributions (Proceeds)	6,102	4,624
Change in Fair Value	5,084	214
Investments, ending balance	23,987	12,801
CleanH2 Fund | Long -Term Investment
Investment Other Entities [Roll Forward]
Investments, beginning balance	4,075	565
Contributions (Proceeds)	5,328	3,983
Change in Fair Value	(360)	(473)
Investments, ending balance	9,043	4,075
Templewater Fund | Long -Term Investment
Investment Other Entities [Roll Forward]
Investments, beginning balance	0
Contributions (Proceeds)	527
Change in Fair Value	(212)
Investments, ending balance	$ 315	$ 0